Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	May 06, 2025	Dec. 31, 2024
Unearned Revenue	$ 85,788	$ 14,102	$ 39,522
Less current portion	(42,627)		(24,902)
Non-current portion	43,161		14,620
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	10,276		8,470
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	33,134		30,988
Unamortized Balance of Charters Assumed [Member]
Unearned Revenue	0		64
Unamortized Deferred Rent [Member]
Unearned Revenue	$ 42,378		$ 0